CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Aug. 31, 2023	May 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	300,000,000	300,000,000
Preferred stock, shares issued	250,000,000	0
Preferred stock, shares outstanding	250,000,000	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	117,076,949	117,076,949
Common stock, shares outstanding	117,076,949	117,076,949